BLANCHARD

                               PRECIOUS METALS
                                  FUND, INC.

                              Portfolio Adviser
                               Cavelti Capital
                               Management, Ltd.

The Blanchard Group of Funds are available through Signet/R/ Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Captial Management, Inc., which is compensated for this service.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. They involve risk, including the possible loss of principal invested.

Federated Securities Corp. is the distributor of the Fund.


S E M I - A N N U A L

           BLANCHARD
           PRECIOUS
           METALS
           FUND, INC.


           SEMI-ANNUAL
           REPORT
           March 31, 1997




           Available through
           Signet Financial
           Services, Inc.

           Managed by Virtus Capital
           Management, Inc.

(2351)
CUSIP 093254100
G01485-10 (5/97)

PRESIDENT'S MESSAGE

May 15, 1997

Dear Shareholder:

I am pleased to present your Semi-Annual Report for the Blanchard
Precious Metals Fund, Inc. covering the six-month period from October 1, 1996 through March 31, 1997. The report includes a complete listing of the Fund's holdings and financial activity.

On your behalf, the Fund pursues a high level of growth through a professionally managed portfolio of precious metals investments and securities of mining companies involved in precious metals.* During the six-month reporting period, the Fund paid $0.31 per share in income and $2.26 per share in capital gains. However, due to price declines in the market, the Fund experienced a 35% decline in net asset value, resulting in a total return of (4.35%) for the period.** Assets in the Fund stood at $78.1 million at the end of the period.

Thank you for selecting the Blanchard Precious Metals Fund to pursue your long-term financial goals. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales

                                Edward C. Gonzales
                                President


 *The precious metals sector is subject to many political, social and economic influences, often resulting in high volatility. **Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BLANCHARD PRECIOUS METALS FUND, INC.
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 VALUE
                                                IN U.S.
  SHARES                                        DOLLARS
 --------- --------------------------------   -----------
 EQUITIES--81.3%
 ------------------------------------------
 METALS & MINING--81.3%
 ------------------------------------------
           AUSTRALIA--1.9%
           --------------------------------
   600,000 Croesus Mining NL                  $   305,739
           --------------------------------
 1,000,000 (a)Laverton Gold NL                    235,184
           --------------------------------
 1,258,000 (a)(b)Lone Star Exploration NL         436,143
           --------------------------------
 1,300,000 (a)Lone Star Exploration NL            474,810
           --------------------------------   -----------
            Total                               1,451,876
           --------------------------------   -----------
           CANADA--52.7%
           --------------------------------
 1,640,000 (a)Ariel Resources, Ltd.               805,489
           --------------------------------
    50,000 (a)Bre-X Minerals Ltd.                  72,228
           --------------------------------
   421,000 Cambior, Inc.                        5,701,517
           --------------------------------
   125,000 Echo Bay Mines Ltd.                    828,125
           --------------------------------
 1,205,200 (a)(b)Eldorado Gold Corp., Ltd.      7,138,057
           --------------------------------
    25,000 Euro-Nevada Mining Corp.               722,283
           --------------------------------
   175,000 (a)First Silver Reserve, Inc.          130,191
           --------------------------------
    62,100 Franco-Nevada Mining Corp., Ltd.     2,870,639
           --------------------------------
   300,000 (b)Geomaque Explorations Ltd.          693,391
           --------------------------------
   676,800 (a)Geomaque Explorations Ltd.        1,564,290
           --------------------------------
   236,000 (a)Greenstone Resources Ltd.         2,386,421
           --------------------------------
   510,000 (a)Kinross Gold Corp.                3,442,500
           --------------------------------
   125,000 (a)Meridian Gold, Inc., Receipts       315,999
           --------------------------------
   801,395 (a)Newmex Mining Co. Ltd.              868,250
           --------------------------------
   277,500 (a)Philex Gold, Inc.                 1,302,817
           --------------------------------
   135,000 Placer Dome, Inc.                    2,446,875
           --------------------------------
 1,525,000 (a)Santa Cruz Gold, Inc.               826,111
           --------------------------------
 1,160,000 (a)TVX Gold, Inc.                    8,127,122
           --------------------------------
   339,000 (a)Triton Mining Corp.                 979,415
           --------------------------------   -----------
            Total                              41,221,720
           --------------------------------   -----------




BLANCHARD PRECIOUS METALS FUND, INC.
--------------------------------------------------------------------------------

  SHARES/                                 VALUE
 PRINCIPAL                               IN U.S.
   AMOUNT                                DOLLARS
 ---------- ------------------------   -----------
 EQUITIES--CONTINUED
 -----------------------------------
 METALS & MINING--CONTINUED
 -----------------------------------
            SOUTH AFRICA--7.2%
            ------------------------
            Ashanti Goldfields Co.,
    255,000 GDR                        $ 3,506,250
            ------------------------
            East Rand Gold & Uranium
    216,700 Co., Ltd., ADR                 382,345
            ------------------------
            Free State Consolidated
    120,000 Gold Mines Ltd., ADR           843,750
            ------------------------
            Vaal Reefs Explorations
    150,000 & Mining Co., Ltd., ADR        909,375
            ------------------------   -----------
             Total                       5,641,720
            ------------------------   -----------
            UNITED STATES--19.5%
            ------------------------
    455,000 (a)Atlas Corp.                 284,375
            ------------------------
            (a)Canyon Resources
  1,470,000 Corp.                        4,410,000
            ------------------------
    260,000 Homestake Mining Co.         3,932,500
            ------------------------
    640,000 (a)Meridian Gold, Inc.       2,960,000
            ------------------------
     86,000 Newmont Mining Corp.         3,332,500
            ------------------------
     36,000 (a)Pegasus Gold, Inc.          292,500
            ------------------------   -----------
             Total                      15,211,875
            ------------------------   -----------
             TOTAL EQUITIES
            (IDENTIFIED COST
            $79,562,837)                63,527,191
            ------------------------   -----------
 WARRANTS--1.3%
 -----------------------------------
    227,500 Atlas Corp., Warrants            2,275
            ------------------------
            Canyon Resources Corp.,
     75,000 Warrants                            --
            ------------------------
            (b)Geomaque Explorations
    325,000 Ltd., Warrants                 817,643
            ------------------------
            (b)Greenstone Resources
     45,000 Ltd., Warrants                 170,639
            ------------------------
            Lone Star Exploration
    629,000 NL, Warrants                        --
            ------------------------   -----------
             TOTAL WARRANTS
            (IDENTIFIED COST
            $1,066,053)                    990,557
            ------------------------   -----------
 PREFERRED STOCKS--0.6%
 -----------------------------------
     25,000 Freeport-McMoRan Copper & Gold, Inc., Cumulative
            Pfd., Series SILV (IDENTIFIED
            COST $432,868)                                   493,750
            ------------------------                     -----------
 CORPORATE BONDS--1.9%
 -----------------------------------
 $2,250,000 (b)Greenstone Resources
            Ltd., Unit, 9.00%, 2/28/2002
             (IDENTIFIED COST $1,525,699)                   1,523,564
            ------------------------                      -----------



BLANCHARD PRECIOUS METALS FUND, INC.
-------------------------------------------------------------------------------

 TROY OUNCES/                                                          VALUE
  PRINCIPAL                                                           IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------
 PRECIOUS METAL--4.5%
 ----------------------------------------------------------------
      10,034  (a)Gold Bullion (IDENTIFIED COST $3,868,955)          $ 3,523,799
              ---------------------------------------------------   -----------
 U.S. TREASURY SECURITIES--8.9%
 ----------------------------------------------------------------
              U.S. TREASURY BILLS--8.9%
              ---------------------------------------------------
  $7,000,000  5/1/1997 (IDENTIFIED COST $6,969,958)                   6,969,958
              ---------------------------------------------------   -----------
 (C) REPURCHASE AGREEMENT--1.1%
 ----------------------------------------------------------------
     871,142  CS First Boston Corp. 6.45%, dated 3/31/1997, due
              4/1/1997
              (AT AMORTIZED COST)                                       871,142
              ---------------------------------------------------   -----------
               TOTAL INVESTMENTS (IDENTIFIED COST $94,297,512)(D)   $77,899,961
              ---------------------------------------------------   -----------

(a) Non-income producing security.

(b) Certain of these securities are subject to restrictions on resale under Federal Securities laws. At March 31, 1997, these securities amounted to $6,010,466 which represents 7.6% of net assets.

(c) The repurchase agreement is fully collateralized by government and/or agency obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $94,297,512. The net unrealized depreciation of investments on a federal tax basis amounts to $16,398,320, which is comprised of $434,703 appreciation and $16,833,023 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($78,187,487) at March 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipt

(See Notes which are an integral part of the Financial Statements)




BLANCHARD PRECIOUS METALS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
(identified and tax cost $94,297,512)            $ 77,899,961
------------------------------------------------
Income receivable                                     191,383
------------------------------------------------
Receivable for investments sold                     1,402,298
------------------------------------------------
Receivable for shares sold                            100,028
------------------------------------------------ ------------
  Total assets                                     79,593,670
------------------------------------------------
LIABILITIES:
------------------------------------
Payable for investments purchased       $810,118
------------------------------------
Payable for shares redeemed              116,076
------------------------------------
Payable for taxes withheld                15,974
------------------------------------
Accrued expenses                         464,015
------------------------------------ -----------

  Total liabilities                                 1,406,183
------------------------------------------------ ------------
NET ASSETS for 12,892,547 shares outstanding     $ 78,187,487
------------------------------------------------ ------------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid in capital                                  $ 95,071,571
------------------------------------------------
Net unrealized depreciation of investments and
translation of assets and
liabilities in foreign currency                  (16,398,320)
------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                       (313,221)
------------------------------------------------
Distributions in excess of net investment income    (172,543)
------------------------------------------------ ------------
  Total Net Assets                               $ 78,187,487
------------------------------------------------ ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
------------------------------------------------
$78,187,487 / 12,892,547 shares outstanding             $6.06
------------------------------------------------ ------------

(See Notes which are an integral part of the Financial Statements)



BLANCHARD PRECIOUS METALS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------
Dividends (net of foreign taxes withheld of $18,035)        $   428,286
-----------------------------------------------------------
Interest (net of foreign taxes withheld of $1,336)              361,270
----------------------------------------------------------- -----------
  Total income                                                  789,556
----------------------------------------------------------- -----------
EXPENSES:
------------------------------------------------
Management fee                                    $ 420,395
------------------------------------------------
Administrative personnel and services fee            40,859
------------------------------------------------
Custodian fees                                       41,725
------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                             67,458
------------------------------------------------
Directors'/Trustees' fees                             1,275
------------------------------------------------
Auditing fees                                         8,081
------------------------------------------------
Legal fees                                            1,786
------------------------------------------------
Portfolio accounting fees                            37,448
------------------------------------------------
Distribution services fee                           315,296
------------------------------------------------
Share registration costs                             11,475
------------------------------------------------
Printing and postage                                 26,842
------------------------------------------------
Insurance premiums                                      985
------------------------------------------------
Taxes                                                   283
------------------------------------------------
Miscellaneous                                         1,479
------------------------------------------------ ----------

  Total expenses                                    975,387
------------------------------------------------
    Net operating loss                                         (185,831)
----------------------------------------------------------- -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
-----------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                    816,138
-----------------------------------------------------------
Net change in unrealized depreciation of investments and
translation of assets and liabilities in foreign currency    (4,607,946)
----------------------------------------------------------- -----------
  Net realized and unrealized loss on investments and
foreign currency                                             (3,791,808)
----------------------------------------------------------- -----------
    Change in net assets resulting from operations          $(3,977,639)
----------------------------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)



BLANCHARD PRECIOUS METALS FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED
                                     (UNAUDITED)   PERIOD ENDED    YEAR ENDED
                                      MARCH 31,    SEPTEMBER 30,   APRIL 30,
                                         1997          1996           1996
-----------------------------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------
OPERATIONS--
-----------------------------------
Net operating loss                   $   (185,831) $   (500,885)  $ (1,069,928)
-----------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($816,138, $9,039,433, and $12,174,374, net gains respectively, as computed for
federal tax purposes)                     816,138    10,615,594     13,950,013
-----------------------------------
Net change in unrealized
appreciation (depreciation) of
investments and translation of
assets and liabilities in foreign
currency                               (4,607,946)  (19,953,719)    13,616,081
-----------------------------------  ------------  ------------   ------------
  Change in net assets resulting
from operations                        (3,977,639)   (9,839,010)    26,496,166
-----------------------------------  ------------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------
Distributions from net investment
income                                 (2,843,683)      --             --
-----------------------------------
Distributions from net realized
gains on investments and foreign
currency transactions                 (20,849,368)      --             --
-----------------------------------  ------------  ------------   ------------
  Change in net assets resulting
from
  distributions to shareholders       (23,693,051)      --             --
-----------------------------------  ------------  ------------   ------------
SHARE TRANSACTIONS--
-----------------------------------
Proceeds from sale of shares           31,086,588    35,684,735    103,376,874
-----------------------------------
Net asset value of shares issued to
shareholders
in payment of distributions
declared                               21,735,852       --             --
-----------------------------------
Cost of shares redeemed               (34,852,152)  (67,247,212)   (75,865,525)
-----------------------------------  ------------  ------------   ------------
  Change in net assets resulting
from share transactions                17,970,288   (31,562,477)    27,511,349
-----------------------------------  ------------  ------------   ------------
    Change in net assets               (9,700,402)  (41,401,487)    54,007,515
-----------------------------------
NET ASSETS:
-----------------------------------
Beginning of period                    87,887,889   129,289,376     75,281,861
-----------------------------------  ------------  ------------   ------------
End of period (including
undistributed net investment income
of $0 and $2,856,971, $1,904,789
respectively)                        $ 78,187,487  $ 87,887,889   $129,289,376
-----------------------------------  ------------  ------------   ------------

(See Notes which are an integral part of the Financial Statements)



BLANCHARD PRECIOUS METALS FUND, INC.
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          YEAR ENDED APRIL 30,
                                                        ------------------------------
                         SIX MONTHS ENDED
                           (UNAUDITED)    PERIOD ENDED
                            MARCH 31,     SEPTEMBER 30,
                               1997          1996(A)      1996      1995        1994
------------------------ ---------------- ------------- --------   -------     -------
NET ASSET VALUE,
BEGINNING OF PERIOD           $ 8.90          $ 9.77      $ 7.12    $ 8.73      $ 6.83
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income            --           (0.10)      (0.10)    (0.02)      (0.11)(b)
------------------------
 Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency              (0.27)          (0.77)       2.75     (0.41)       2.01(b)
------------------------     -------         -------    --------   -------     -------
 Total from investment
 operations                    (0.27)          (0.87)       2.65     (0.43)       1.90
------------------------     -------         -------    --------   -------     -------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income             (0.31)             --          --        --          --
------------------------
 Distributions from net
 realized gain on
 investments and foreign
 currency transactions         (2.26)             --          --     (0.03)         --
------------------------
 Distributions in excess
 of net realized gain on
 investments and foreign
 currency transactions            --              --          --     (1.06)(c)      --
------------------------
 Tax return of capital            --              --          --     (0.09)         --
------------------------     -------         -------    --------   -------     -------
 Total distributions           (2.57)             --          --     (1.18)         --
------------------------     -------         -------    --------   -------     -------
NET ASSET VALUE, END OF
PERIOD                        $ 6.06          $ 8.90      $ 9.77    $ 7.12      $ 8.73
------------------------     -------         -------    --------   -------     -------
TOTAL RETURN (D)               (4.35)%         (8.90%)     37.03%    (4.39%)     27.80%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses                       2.32%*          2.32%*      2.36%     2.49%       2.46%
------------------------
 Net investment income         (0.44%)*        (1.13%)*    (1.27%)   (1.48%)     (1.21%)
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
 period (000 omitted)        $78,187         $87,888    $129,289   $75,282     $68,092
------------------------
 Average commission rate
 paid (e)                     $.0116         $0.0199          --        --          --
------------------------
 Portfolio turnover               63%             36%        176%      116%        174%
------------------------

* Computed on an annualized basis.

(a) The Fund has changed its fiscal year end from April 30 to September 30. Reflects operations for the period from May 1, 1996 to September 30, 1996.

(b) Calculated based on average shares outstanding--prior years amounts restated for comparative purposes.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD PRECIOUS METALS FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  YEAR ENDED APRIL 30,
                         -------------------------------------------------------
                          1993        1992        1991        1990       1989(A)
------------------------ -------     -------     -------     -------     -------
NET ASSET VALUE,
BEGINNING OF PERIOD       $ 5.04      $ 5.29      $ 6.30      $ 7.19      $ 8.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income     (0.08)(b)   (0.09)(b)   (0.08)(b)   (0.03)(b)    0.02
------------------------
 Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency           1.87(b)    (0.16)(b)   (0.93)(b)   (0.59)(b)   (0.83)
------------------------ -------     -------     -------     -------     -------
 Total from investment
 operations                 1.79       (0.25)      (1.01)      (0.62)      (0.81)
------------------------ -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income         --          --          --          --          --
------------------------
 Distributions from net
 realized gain on
 investments and
 foreign currency
 transactions              --          --          --          (0.03)      --
------------------------
 Distributions in excess
 of net realized gain on
 investments and foreign
 currency transactions     --          --          --          (0.10)(c)   --
------------------------
 Tax return of capital     --          --          --          (0.14)      --
------------------------ -------     -------     -------     -------     -------
 Total distributions       --          --          --          (0.27)      --
------------------------ -------     -------     -------     -------     -------
NET ASSET VALUE, END OF
PERIOD                    $ 6.83      $ 5.04      $ 5.29      $ 6.30      $ 7.19
------------------------ -------     -------     -------     -------     -------
TOTAL RETURN (D)           35.50%      (4.70%)    (16.00%)    (10.90%)    (10.20%)
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses                   3.24%       3.09%       3.05%       2.95%      3.99%*(e)(f)
------------------------
 Net investment income     (1.46%)     (1.57%)     (1.28%)     (0.40%)     0.77%*(e)(g)
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
 period (000 omitted)    $32,636     $20,900     $24,924     $31,539     $25,837
------------------------
 Average commission rate
 paid                      --          --          --          --          --
------------------------
 Portfolio turnover           66%         62%         57%         56%         21%
------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from June 22, 1988 (date of initial public investment) to April 30, 1989.

(b) Calculated based on average shares outstanding--prior years amounts restated for comparative purposes.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value.

(e) Net of expense reimbursement.

(f) During the first year (1989), the net expense ratio to average net assets would have been 4.03%, if a portion of the 12b-1 distribution and management fees had not been waived by the prior distributor and prior manager, respectively.

(g) The net investment income ratio to average net assets would have been 0.72%, if a portion of the 12b-1 distribution and management fees had not been waived by the prior distributor and prior manager, respectively.

(See Notes which are an integral part of the Financial Statements)




BLANCHARD PRECIOUS METALS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Precious Metals Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation and preservation of purchasing power through investments in physical precious metals, such as gold, silver, platinum and palladium, and in securities of companies involved with precious metals. A secondary objective of the fund is to reduce the risk of loss of capital and decrease the volatility often associated with precious metals investments by changing the allocation of its assets from precious metals securities to physical precious metals and/or investing in short-term instruments and government securities during periods when the fund's portfolio manager believes the precious metals markets may experience declines.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed foreign and domestic equity securities and bullion are valued at the last sale price reported on a national securities exchange. Short-term foreign and domestic securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when information becomes available to the Fund.

  Distributions are determined in accordance with income tax-regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  However, federal taxes may be imposed on the fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when- issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At March 31, 1997, the Fund had no outstanding foreign currency commitments.

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at March 31, 1997 is as follows:

                                                 FUND
                 SECURITY                  ACQUISITION DATE     ACQUISITION COST
    -----------------------------------    ----------------     ----------------
    Lone Star Exploration NL                        7/24/96        $  971,822
    Eldorado Gold Corp., Ltd.               2/13/96-3/19/97         2,544,991
    Geomaque Explorations Ltd.                3/3/96-3/6/96           681,760
    Ashanti Gold Fields Co.                4/19/94-11/15/96         5,269,317
    Geomaque Explorations Ltd. Warrants             3/11/97           827,565
    Greenstone Resources Ltd. Warrants              2/11/97           136,113
    Greenstone Resources Ltd.                       2/11/97         1,525,699

  CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from April 30 to September 30 beginning May 1, 1996.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.



BLANCHARD PRECIOUS METALS FUND, INC.
-------------------------------------------------------------------------------
(3) CAPITAL STOCK

At March 31, 1997, there is an unlimited number of par value shares ($0.001 per share) authorized: Transactions in capital stock were as follows:

                                   PERIOD ENDED PERIOD ENDED  YEAR ENDED
                                    MARCH 31,   SEPTEMBER 30, APRIL 30,
                                       1997         1996         1996
---------------------------------  ------------ ------------- ----------
Shares sold                          4,141,320    3,728,778   11,891,108
---------------------------------
Shares issued to shareholders in
payment of distributions declared    3,428,368       --           --
---------------------------------
Shares redeemed                     (4,555,911)  (7,081,402)  (9,230,002)
---------------------------------   ----------   ----------   ----------
  Net change resulting from share
transactions                         3,013,777   (3,352,624)   2,661,106
---------------------------------   ----------   ----------   ----------

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management Inc., the Fund's investment manager, (the "Manager"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets.

Under the terms of a sub-advisory agreement between the Manager and Cavelti Capital Management, Ltd., Cavelti Capital Management, Ltd. receives an annual fee from the Manager equal to .30% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average combined aggregate net assets of the Fund, Blanchard Funds and The Virtus Funds, all of which are advised by the Manager. The Aministrative fee received during the period of the Administrative Services Agreement shall be at least $75, 000 per Portfolio.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated
Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.





BLANCHARD PRECIOUS METALS FUND, INC.
-------------------------------------------------------------------------------
CUSTODIAN FEES--Signet Trust Company is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1997, were as follows:

---------
PURCHASES  $44,746,681
---------  -----------
SALES      $48,435,790
---------  -----------

CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.



DIRECTORS                             OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.